CYPRESS CREEK PRIVATE STRATEGIES MASTER FUND, L.P.
Schedule of Investments
December 31, 2025
(Unaudited)

	Geographic Region*	Initial Investment Date	Shares	Cost	Fair Value	% of Partners’ Capital
Private Investments Portfolio
Operating Companies
Buyout
Clovis Point II RIVS Investment, LLC (4)(6)	NAM	2017		$650,000	$-
Milton ZXP LLC - Class A Units (4)(6)	NAM	2018	6,029	-	194,797

Total Operating Companies				650,000	194,797	0.08%

Private Investment Funds
Private Debt
Private Debt
Alloy Merchant Partners, L.P.	ROW	2018		369,225	367
Aviator Capital Fund IV US Feeder, L.P.	GL	2018		1,026,166	1,668,742
Aviator Capital Mid-Life Us Feeder Fund, LP	GL	2016		864,384	1,191,044
BDCM Opportunity Fund II, L.P.	NAM	2006		502,075	102,393
Colbeck Strategic Lending Onshore Feeder, LP (1)(2)	NAM	2016		3,209,990	3,288,184
Crestline Opportunities Fund III, LLC (1)	NAM	2016		1,046,888	1,366,585
Parabellum Partners II, LP	NAM	2019		1,801,611	3,225,804
Tuckerbrook SB Global Distressed Fund I, L.P.	GL	2006		102,897	200,360

Total Private Debit (6)				8,923,236	11,043,479	4.36%

Private Equity
Buyout
Advent Latin American Private Equity Fund IV-F L.P.	ROW	2007		201,046	80,303
Advent Latin American Private Equity Fund V-F L.P. (1)	ROW	2010		1,019,920	436,164
Chicago Pacific Founders Fund II, LP	NAM	2019		4,888,811	13,434,875
Clovis Point II, LP	NAM	2018		2,333,799	1,059,148
CRC (Atria) Investment Holdings, L.P. (3)	NAM	2022		9,214,404	10,131,687
CRC (Cresso) Investment Holdings, L.P. (2)	NAM	2024		5,000,000	12,183,784
Darwin Private Equity I L.P.	EU	2007		1,251,657	21,355
Energy Ventures IV LP (1)	GL	2024		-	154,875
J.C. Flowers III L.P.	EU	2009		1,128,504	175,670
KF Partner Investments Fund III LP (1)	NAM	2019		2,002,197	2,697,780
Monomoy Capital Partners II, L.P. (1)	NAM	2011		973,106	11,250
Monomoy Capital Partners III, L.P. (1)	NAM	2016		761,174	1,382,814

Reservoir Capital Partners (Cayman), L.P.	GL	2006	-	44,204
Sterling Capital Partners II, L.P.	NAM	2005	183,835	2,909
Strattam Capital Investment Fund, L.P.	NAM	2014	2,210,872	1,981,655
Strattam Capital Investment Fund II, L.P.	NAM	2017	2,577,528	4,408,987
Strattam Capital Investment Fund III, L.P. (2)	NAM	2021	13,539,521	13,929,125
Strattam Co-Invest Fund V, L.P.	NAM	2018	-	868,036
Strattam Co-Invest Fund VI, L.P.	NAM	2018	785,329	829,843
Strattam Co-Invest Fund VII, L.P.	NAM	2019	413,727	990,159
Strattam Co-Invest Fund IX, L.P. (3)	NAM	2023	7,449,113	12,805,790
Strattam Co-Invest Fund XI, L.P. (3)	NAM	2024	3,606,339	2,139,470
Viburnum Equity 4, LP (1)(2)	ROW	2019	2,236,725	5,732,719
Viburnum Private III, LP (3)	ROW	2025	1,940,230	1,903,547
Growth Equity
Crosslink Crossover Fund V, L.P.	NAM	2007	291,519	110,419
Crosslink Crossover Fund VI, L.P.	NAM	2011	-	1,366,667
Gavea Investment Fund III A, L.P.	ROW	2008	-	30,166
HealthCor Partners Fund, L.P.	NAM	2007	274,005	634,640
LoneTree I, L.P. (2)	NAM	2023	14,686,781	17,190,762
NGP Energy Technology Partners II, L.P.	NAM	2008	430,891	-
Northstar Equity Partners III	AS	2011	316,769	12,378
Orchid Asia IV, L.P.	AS	2007	876,700	13,528
Trustbridge Partners II, L.P. (1)	AS	2007	980,928	496,869
Trustbridge Partners III, L.P. (1)	AS	2008	2,978,813	1,885,387
Trustbridge Partners IV, L.P. (1)	AS	2011	-	2,510,228
Trustbridge Partners V, L.P. (1)	AS	2014	4,091,541	3,356,962
Secondaries
Private Equity Investment Fund V, L.P.	NAM	2009	5,677,931	3,073,530
Venture Capital
Artis Ventures II, L.P.	NAM	2013	1,085,752	2,265,746
Chrysalis Ventures III, L.P.	NAM	2006	196,648	2,711
Dace Ventures I, LP	NAM	2007	331,413	97,317
Fairhaven Capital Partners, L.P.	NAM	2007	1,564,207	244,865
Founders Fund III, LP	NAM	2010	-	3,606,732
Founders Fund IV, LP	NAM	2012	-	2,944,067
Sanderling Venture Partners VI, L.P.	NAM	2004	94,987	8,187
Sanderling Venture Partners VI Co-Investment Fund, L.P.	NAM	2004	205,988	46,373
Tenaya Capital V, LP	NAM	2007	24,309	73,789
Tenaya Capital VI, LP	NAM	2012	711,491	839,541
The Column Group, LP	NAM	2007	971,977	496,298
The Column Group II, LP	NAM	2014	2,148,878	3,880,465
The Column Group III, LP	NAM	2016	3,402,596	2,151,563
Tiger Global Private Investment Partners V, L.P. (1)	AS	2008	1,268,728	849,366
Tiger Global Private Investment Partners VI, L.P.	AS	2010	1,570	191,177
Voyager Capital Fund III, L.P.	NAM	2006	286,772	27,779

Total Private Equity (6)			106,619,031	135,813,661	53.58%

Real Assets
Infrastructure
Allied Strategic Partners Fund I-A, LP (3)	NAM	2021	13,253,444	16,356,670
EIV Capital Fund II, LP (1)	NAM	2014	2,092,761	1,310,986
Haddington Energy Partners III, L.P.	NAM	2005	-	53,301
TPF II-A, L.P. (1)	NAM	2008	1,198,891	1,566
YTM6, LLC (2)	NAM	2022	5,955,907	8,492,896

Natural Resources
EMG Iron Ore Holdco, LP	NAM	2019		476,106	619,939
Energy & Minerals Group Fund II, L.P. (1)	NAM	2011		2,138,902	1,537,864
Live Oak III-B SPV (3)	NAM	2025		4,560,219	5,314,702
Merit Energy Partners G, L.P.	NAM	2008		2,279,261	124,752
Midstream & Resources Follow-On Fund, L.P.	ROW	2009		518,415	4,084
NGP Midstream & Resources, L.P. (1)	ROW	2007		973,429	34,718
Pine Brook Capital Partners, L.P. (1)	NAM	2007		1,723,910	159,388
Quantum Parallel Partners V, LP	NAM	2008		2,805,960	614,095
Revenant Energy Holdings LLC (2)	NAM	2025		3,337,384	3,337,384
Sentient Global Resources Fund IV, L.P. (4)	ROW	2011		1,544,437	15,287
Tembo Capital Co-Investment Partners I, LP (3)	ROW	2022		7,459,699	7,803,776
Tembo Capital Mining Fund III LP (1)	GL	2020		601,848	8,073,783
Tembo Capital Mining Fund IV LP	GL	2025		3,243,594	3,243,594
Vortus Investments II, LP (1)	NAM	2017		11,259	914,552
Vortus Investments, LP	NAM	2014		2,849,584	585,295
Real Estate
Benson Elliot Real Estate Partners II, L.P.	EU	2006		349,758	6,263
Forum European Realty Income III, L.P.	EU	2007		820,961	34,925
GTIS Brazil Real Estate Fund Brazilian Real) LP	ROW	2008		1,118,776	331,124
Monsoon Infrastructure & Realty Co-Invest, L.P.	AS	2008		816,081	152,738
Patron Capital, L.P. II	EU	2005		123,803	419
Patron Capital, L.P. III	EU	2007		598,435	39,743
Pennybacker IV, LP	NAM	2016		1,252,725	585,344
Phoenix Asia Real Estate Investments II, L.P.	AS	2006		823,410	350,074
Prescott Strategies Fund I LP	NAM	2017		2,115,731	1,548,113
PSF I Jax Metro Holdings, LLC (2)	NAM	2019		12,260	-

Total Real Assets (6)				65,056,950	61,647,375	24.32%

Total Private Investment Funds (6)				180,599,217	208,504,515	82.26%

Total Private Investments Portfolio				181,249,217	208,699,312	82.34%

Anchor Partner Interests
Anchor Partner Interests
Allied Strategic Partners Management, LP(4)				-	1,521,977
LoneTree Capital, LLC(4)				-	3,961,367

Total Anchor Partner Interests				-	5,483,344	2.15%

Cash Management Portfolio
Hedge Funds
Event Driven
BDCM Partners I, L.P.	NAM	2019		1,364,735	654,507
Fortelus Special Situations Fund Ltd.	GL	2019		-	2,331
Growth Equity
Gavea Investment Fund II Ltd.	ROW	2007	19	1,462	1,462

Relative Value
King Street Capital, L.P.	NAM	2019		-	43,684
Magnetar Capital Fund LP	NAM	2020		-	50,813
PIPE Equity Partners, LLC (2)(4)	NAM	2003		3,252,147	-
PIPE Select Fund, LLC (2)(4)	NAM	2009		2,866,761	-
Stark Select Asset Fund, LLC	ROW	2018		-	24,528
The 1609 Fund Ltd.	NAM	2019	2,052	3,391,838	1,007,269
Valiant Capital Partners LP	NAM	2019		214,175	94,723

Total Hedge Funds (6)				11,091,118	1,879,317	0.74%
Other Securities
Securities
Iron Road	GL	2009	244,912	4,449	3,920
Regatta XV Funding Ltd., Subordinated Note, Principal $5,000,000, 10.66%, due 10/1/2031 (1)(5)(7)	NAM	2019		3,118,300	217,991
SED Energy Holdings	EU	2024	9,577,530	7,647,499	7,647,499

Total Other Liquid Securities				10,770,248	7,869,410	3.11%

Total Cash Management Portfolio				21,861,366	9,748,727	3.85%

Total Investments				$203,110,583	$223,931,383	88.34%

The Master Fund’s total outstanding capital commitments to Investment Funds as of December 31, 2025 were $75,786,915.

All investments are non-income producing unless noted otherwise.

*	The Geographic Regions are abbreviated as follows: Asia (AS), Europe (EU), North America (NAM), Global (GL), and Rest of World (ROW). The “Rest of World” geographic region represents an investment strategy to make investments domiciled outside of Asia, Europe or North America. The “Global” geographic region represents an investment strategy to make investments domiciled in various locations throughout the world including Asia, Europe, North America and/or the rest of the world.

Refer to the Allocation of Investments in the unaudited section of the financial statements for the percent of Partners' Capital by Asset Class.

(1)	Income producing investment.

(2)	Affiliated investments for which ownership exceeds 5% of the investment's capital.

(3)	Affiliated investments for which ownership exceeds 25% of the investment's capital.

(4)	Valued in good faith pursuant to procedures approved by the Board of Directors as of December 31, 2025. The total of all such investments represents 2.25% of partners' capital.

(5)	CLO subordinated notes are considered CLO equity positions. CLO equity positions are entitled to recurring distributions which are generally equal to the remaining cash flow of payments made by underlying securities less contractual payments to debt holders and fund expenses. The effective yield for the CLO equity position will generally be updated periodically or on transactions such as an add-on purchases, refinancing or reset. The estimated yield and investment cost may ultimately not be realized.

(6)	Restricted investments as to resale.

(7)	Security exempt from registration under Rule 144A of the Securities Act of 1933. The Security may be sold in transactions exempt from registration, normally to qualified institutional buyers.